Stock-Based Compensation (Details Narrative) (USD $)	0 Months Ended									3 Months Ended		4 Months Ended	12 Months Ended
	Oct. 29, 2012		Oct. 05, 2012	Aug. 15, 2012	Apr. 30, 2012	Jan. 23, 2012	Apr. 29, 2011	Mar. 23, 2011	Jan. 26, 2011	Mar. 31, 2013	Mar. 31, 2012	Apr. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Stock Options Granted:
Stock options available for issuance under plan during period							2,500,000					1,360,000
Stock option awards, recognized expense	$ 115,162							$ 73,768		$ 130,928	$ 30,028		$ 153,376	$ 46,737
Future stock compensation expense (net of estimated forfeitures)								0		489,112			717,864
Vesting period			4 years			4 years			4 years	3 years 4 months
Intrinsic value of stock options outstanding										636,338			636,338
Increase in number of shares of common stock available for issuance under the plan							On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.
Stock options granted to vendors and employees	454,863	[1]	1,010,000	960,000	100,000	533,000		800,000	384,000				533,000
Stock option strike price	$ 0.98		$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair value of stock awards, net			510,982	563,333	25,000	394,625			54,736
Estimated forfeitures (Percent)			15.00%			10.00%			10.00%
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate	58.00%		66.00%			54.00%		68.00%	68.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.35%		9.00%			1.20%		2.07%	2.40%
Fair Value Assumptions Exercise Price	$ 0.98		$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair Value Assumptions, Option Life Expected Term	2 years 6 months		6 years 3 months			6 years 3 months		5 years	6 years 3 months				6 years 3 months	6 years 3 months
Future stock compensation expense (net of estimated forfeitures)								$ 0		$ 489,112			$ 717,864
Vesting period			4 years			4 years			4 years	3 years 4 months
Year options expire			2022			2022			2021

[1]	All warrants were issuable as of March 31, 2013.